INCOME TAXES (Narrative) (Details)	12 Months Ended
Mar. 31, 2017 USD ($)
Income Taxes 1	$ 11,000,000
Income Taxes 2	1,750,000
Income Taxes 3	1,750,000
Income Taxes 4	$ 1,270,000